SEGMENT INFORMATION - Geographic Information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 116,172	$ 94,983
United States
Disclosure of geographical areas [line items]
Non-current assets	42,732	22,106
Canada
Disclosure of geographical areas [line items]
Non-current assets	24,199	21,519
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	11,570	11,902
India
Disclosure of geographical areas [line items]
Non-current assets	10,583	11,816
Brazil
Disclosure of geographical areas [line items]
Non-current assets	5,717	5,216
France
Disclosure of geographical areas [line items]
Non-current assets	3,523	5,017
Australia
Disclosure of geographical areas [line items]
Non-current assets	2,828	3,258
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	2,144	1,897
Singapore
Disclosure of geographical areas [line items]
Non-current assets	2,124	2,092
Colombia
Disclosure of geographical areas [line items]
Non-current assets	1,381	1,175
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 9,371	$ 8,985